(LOSS)/PROFIT BEFORE TAX (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loss profit before tax [Abstract]
Depreciation on capitalised Intangible projects		$ 38,000	$ 40,000
Selling, General and Administrative Expenses – Closure Costs	$ 0	$ 0	$ 2,425,000